Note 28 - Key Management Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]
	Year Ended December 31,
	2020	2019
Salaries, bonuses, fees and benefits
Independent members of the Board of Directors	$803	$790
Other members of key management	3,937	4,267
Share-based payments
Independent members of the Board of Directors	402	439
Other members of key management	2,646	2,975
	$7,788	$8,471